Annual Total Returns - Delaware Opportunity Fund - Class A	Sep. 30, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	43.83%
2014	5.71%
2015	(1.18%)
2016	7.87%
2017	18.67%
2018	(15.78%)
2019	29.50%
2020	0.08%
2021	31.05%
2022	(9.55%)